OTHER OPERATING REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER OPERATING REVENUES [abstract]
Schedule of other operating revenues

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Sale of materials and others	49,812	58,930	64,503
Rental income	909	793	1,063
	50,721	59,723	65,566